SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM INVESTMENTS
Schedule of interest-bearing deposits with original maturities over three months but less than twelve months held in financial institutions by geographic location
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
The PRC	1,195,393	4,021,199	648,100
Hong Kong	214,046	—	—
Total	1,409,439	4,021,199	648,100

Schedule of interest-bearing deposits denominated in Renminbi and U.S. Dollars
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Renminbi	—	40,249	6,487
U.S. dollars	1,409,439	3,980,950	641,613
Total	1,409,439	4,021,199	648,100